Structured entities - Covered bond programme (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 20,157	€ 24,297
Dutch Covered Bond Companies [member]
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 20,157	€ 24,297